Operating Leases - Schedule of Maturity of our Operating Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of our Operating Lease Liabilities [Abstract]
2025	$ 584,825
2026	527,447
2027	434,935
2028	385,159
2029	386,743
Thereafter	182,462
Total	2,501,571
Less imputed interest	(277,079)
Total operating lease liabilities	$ 2,224,492	$ 683,113